Trade and other payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Trade and other payables.
Trade payables due to third parties	$ 14,447	$ 927	$ 604
Trade payables due to related parties	15,000
Advances received	20
Accrued expenses	53,764
Interest payable	3,136
Mining royalty	$ 3,554
Trade and other payables			$ 604
Average payment period of trade payables	23 days